Note 23 Liabilities under insurance and reinsurance contracts by type of product (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		€ 12,110	€ 10,131	[1]	€ 10,865
Liabilities for remaining coverage [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		10,900	9,157	[2]
6311 Life Insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		10,657	8,962	[2]
6311 Life Insurance [Member] | Individual life insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities	[3]	8,900	7,592	[2]
6311 Life Insurance [Member] | Group insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities	[4]	1,757	1,370	[2]
Non-life insurance [Member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		243	195	[2]
Liabilities for incurred claims [member]
Liabilities under insurance and reinsurance contracts by type of product [Line Items]
Insurance contracts issued that are liabilities		€ 1,210	€ 974	[2]

[1]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(2) Provides coverage in the event of death, disability and serious illness
[4]	(3) The insurance policies purchased by employers (other than BBVA Group) on behalf of their employees.